UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22251

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Hatteras VC Co-Investment Fund II, LLC

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(Exact name of registrant as specified in charter)

8540 Colonnade Center Drive, Suite 401

Raleigh, North Carolina 27615

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(Address of principal executive offices) (Zip code)

David B. Perkins

8540 Colonnade Center Drive, Suite 401

Raleigh, North Carolina 27615

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(Name and address of agent for service)

Registrant's telephone number, including area code: (919) 846-2324

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Date of fiscal year end: August 31

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Date of reporting period: November 30, 2011

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Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

SCHEDULE OF INVESTMENTS
November 30, 2011
(unaudited)

	Initial			% of
	Investment		Fair	Members'
Description of Investment	Date	Cost	Value	Capital

Private Company:

Alternative Energy:
Tioga Energy, Inc. [a,b]
San Mateo, California
363,285 shares of
Series B Preferred Stock	May 2010	$ 150,000	$ 36,097	0.37%

Tioga Energy, Inc. [a,b]
San Mateo, California
Bridge Financing Note
Principal Of $183,187,
8.00%, 7/22/2012	Jul. 2011	183,187	188,080	1.93%

Tioga Energy, Inc. [a,b]
San Mateo, California
Bridge Financing Note
Principal Of $150,000,
8.00%, 11/15/2012	Nov. 2011	150,000	150,285	1.54%
Total Alternative Energy		483,187	374,462	3.84%

Consumer:
Ooma, Inc. [a,b]
Palo Alto, California
106,496 shares of Series
Alpha Preferred Stock	Oct. 2009	250,000	317,558	3.26%

Ooma, Inc. [a,b]
Palo Alto, California
Bridge Financing Note
Principal Of $46,500,
8.00%, 6/01/2012	Jul. 2010	46,500	50,709	0.52%

Ooma, Inc. [a,b]
Palo Alto, California
Bridge Financing Note
Principal Of $46,500,
8.00%, 6/01/2012	Nov. 2010	46,500	49,547	0.51%

Sonim Technologies, Inc. [a,b]
San Mateo, California
171,702 shares of
Series 4 Preferred Stock	Nov. 2009	125,000	131,233	1.34%

Sonim Technologies, Inc. [a,b]
San Mateo, California
1,786,907 shares of
Series 4-A Preferred Stock	Nov. 2010	97,907	172,079	1.76%
Total Consumer		565,907	721,126	7.39%

Healthcare:
Clinipace, Inc. [a,b]
Raleigh, North Carolina
3,816,881 shares of
Series C Preferred Stock	Sep. 2011	500,000	500,000	5.12%

Information Technology:
Stoke, Inc. [a,b]
Santa Clara, California
76,453 shares of
Series E Preferred Stock	Nov. 2010	250,001	250,001	2.56%

Xsigo Systems, Inc. [a,b]
San Jose, California
403,904 shares of
Series G Preferred Stock	Jun. 2011	494,823	494,823	5.07%
	Total Information Technology	744,824	744,824	7.63%

Medical Technology:
Anulex Technologies, Inc. [a,b]
Minnetonka, Minnesota
150,000 shares of
Series E Preferred Stock	May 2010	150,000	121,382	1.24%

Lineagen, Inc. [a,b]
Salt Lake City, Utah
Convertible Note
Principal Of $300,000,
5.25%, 12/21/2011	Jul. 2011	300,000	301,856	3.09%
	Total Medical Technology	450,000	423,238	4.33%

Semiconductor:
GainSpan Corporation [a,b]
San Jose, California
312,500 shares of
Series C Preferred Stock	Sep. 2011	250,000	250,000	2.56%

Magnum Semiconductor, Inc. [a,b]
Milpitas, California
125,000 shares of
Series E-1 Preferred Stock	Jun. 2010	150,000	187,500	1.92%

Quantenna Communications, Inc. [a,b]
Fremont, California
1,893,223 shares of
Series D Preferred Stock	Apr. 2010	150,000	210,754	2.16%

Quantenna Communications, Inc. [a,b]
Fremont, California
673,734 shares of
Series E Preferred Stock	Oct. 2010	75,000	75,000	0.77%

Quantenna Communications, Inc. [a,b]
Fremont, California
Bridge Financing Note
Principal Of $7,444,
5.00%, 11/21/2012	Nov. 2011	7,444	7,466	0.08%
Total Semiconductor		632,444	730,720	7.49%

Software:
Clustrix, Inc. [a,b]
San Fransisco, California
248,663 shares of
Series B Preferred Stock	Dec. 2010	250,001	250,001	2.56%

Kontiki, Inc. [a,b]
Sunnyvale, California
333,334 shares of
Series B Preferred Stock	Jul. 2010	250,001	250,001	2.56%

Posit Science Corporation [a,b]
San Francisco, California
2,415,460 shares of
Common Stock	Dec. 2009	200,000	44,705	0.46%

Posit Science Corporation [a,b]
San Francisco, California
642,875 shares of
Series AA Preferred Stock	Sep. 2010	11,894	11,894	0.12%

Sailthru, Inc. [a,b]
New York, New York
57,047 shares of
Series A Preferred Stock	Sep. 2011	299,998	299,998	3.07%

SugarSync, Inc. [a,b]
San Mateo, California
278,500 shares of
Series BB Preferred Stock	Dec. 2009	150,000	259,005	2.65%

SugarSync, Inc. [a,b]
San Mateo, California
579,375 shares of
Series CC Preferred Stock	Feb. 2011	350,000	538,819	5.52%

Univa Corporation [a,b]
Austin, Texas
941,113 shares of
Series E Preferred Stock	Oct. 2010	350,000	350,000	3.59%

Univa Corporation [a,b]
Austin, Texas
Bridge Financing Note
Principal Of $26,500,
12.00%, 8/12/2012	Sep. 2011	26,500	27,082	0.28%
Total Software		1,888,394	2,031,505	20.81%

Total Private Company		5,264,756	5,525,875	56.61%

Short-Term Investments:

Federated Prime Obligations Fund #10, 0.18% [c]		4,372,588	4,372,588	44.79%

Total Short-Term Investments		4,372,588	4,372,588	44.79%

Total Investments (United States)		9,637,344	9,898,463	101.40%

Liabilities in Excess of Other Assets			(136,840)	(1.40%)

Members' Capital			$ 9,761,623	100.00%

[a] Non-income producing.
[b] Portfolio holdings are subject to substantial restrictions as to resale.
[c] The rate shown is the annualized 7-day yield as of November 30, 2011.

The cost and fair value of restricted Private Company Investments are $5,264,756 and $5,525,875 respectively

The Fund classifies its assets and liabilities into three levels based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date.

The three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

Valuation of Investments

· Level 1 – quoted prices (unadjusted) in active markets for identical assets and liabilities

· Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

· Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

	Level 1	Level 2	Level 3	Total
Private Company[1]
Bridge Financing Note	$—	$—	$473,169	$473,169
Convertible Note	—	—	301,856	301,856
Preferred Stock	—	—	4,706,145	4,706,145
Common Stock	—	—	44,705	44,705
Total Private Company	—	—	5,525,875	5,525,875
Short-Term Investments	4,372,588	—	—	4,372,588
Total	$4,372,588	$—	$5,525,875	$9,898,463

1 All Private Companies held in the Fund are Level 3 securities. For a detailed break-out of Private Companies by industry classification, please refer to the Schedule of Investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Bridge Financing	Convertible	Preferred	Common
	Note	Note	Stock	Stock	Total
Balance as of September 1, 2011	$284,760	$301,856	$3,743,074	$44,705	$4,374,395
Net Realized Gain (Loss)	—	—	—	—	—
Change in Unrealized
Appreciation/ (Depreciation)	4,465	—	(86,926)	—	(82,461)
Gross Purchases	183,944	—	1,049,997	—	1,233,941
Transfer In/(Out)	—	—	—	—	—
Gross Sales	—	—	—	—	—
Balance as of November 30, 2011	$473,169	$301,856	$4,706,145	$44,705	$5,525,875

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002, for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Hatteras VC Co-Investment Fund II, LLC

By (Signature and Title)*
/s/ David B. Perkins, President
David B. Perkins, President
(principal executive officer)

Date        1/27/12

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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*
/s/ David B. Perkins, President
David B. Perkins, President
(principal executive officer)

Date        1/27/12

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By (Signature and Title)*
/s/ R. Lance Baker, Treasurer
R. Lance Baker, Treasurer
(principal financial officer)

Date        1/27/12

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* Print the name and title of each signing officer under his or her signature.